Segment Reporting - Schedule of Reconciliation of Reportable Segment Revenue, Expenses and Profit (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	$ 12,714	$ 6,449	$ 24,907	$ 12,657	$ 31,342	$ 23,312	$ 19,952
Interest expense	1,071	634	2,098	1,293	2,869	2,613	3,280
Net interest income	11,643	5,815	22,809	11,364	28,473	20,699	16,672
Provision for loan and lease losses	120		281		978		125
Noninterest income	2,206	1,326	3,970	2,293	5,032	5,302	4,665
Noninterest expense	9,616	5,435	18,906	10,316	23,453	19,685	18,084
Earnings before income taxes	4,113	1,706	7,592	3,341	9,074	6,316	3,128
Income tax expense	1,264	568	2,356	1,160	3,159	2,310	1,071
Noncontrolling interest	(593)		(1,059)		(512)
Net earnings attributable to National Commerce Corporation	2,256	1,138	4,177	2,181	5,403	4,006	2,057
Total assets	1,256,614	783,197	1,256,614	783,197	1,138,426	791,781	693,359
Operating Segments [Member] | Retail and Commercial Banking [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	10,051	6,328	19,566	12,466	27,144	22,893	19,517
Interest expense	1,034	599	2,032	1,238	2,746	2,471	3,128
Net interest income	9,017	5,729	17,534	11,228	24,398	20,422	16,389
Provision for loan and lease losses	428		429				125
Noninterest income	377	166	924	324	811	617	760
Noninterest expense	6,873	4,471	13,789	8,583	18,048	15,819	14,912
Earnings before income taxes	2,093	1,424	4,240	2,969	7,161	5,220	2,112
Income tax expense	721	461	1,485	1,019	2,627	1,894	685
Net earnings attributable to National Commerce Corporation	1,372	963	2,755	1,950	4,534	3,326	1,427
Total assets	1,213,137	771,275	1,213,137	771,275	1,099,191	784,622	679,523
Operating Segments [Member] | Mortgage Division [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	113	121	197	191	410	419	435
Interest expense	37	35	66	55	123	142	152
Net interest income	76	86	131	136	287	277	283
Noninterest income	1,829	1,160	3,017	1,969	4,199	4,685	3,905
Noninterest expense	1,453	964	2,493	1,733	3,681	3,866	3,172
Earnings before income taxes	452	282	655	372	805	1,096	1,016
Income tax expense	172	107	249	141	306	416	386
Net earnings attributable to National Commerce Corporation	280	175	406	231	499	680	630
Total assets	13,750	$ 11,922	13,750	$ 11,922	9,329	$ 7,159	$ 13,836
Operating Segments [Member] | Receivables Factoring [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	3,048		6,161		4,345
Interest expense	498		1,017		731
Net interest income	2,550		5,144		3,614
Provision for loan and lease losses	(308)		(148)		804
Noninterest income			29		22
Noninterest expense	1,290		2,624		1,724
Earnings before income taxes	1,568		2,697		1,108
Income tax expense	371		622		226
Noncontrolling interest	(593)		(1,059)		(512)
Net earnings attributable to National Commerce Corporation	604		1,016		370
Total assets	97,687		97,687		105,330
Elimination Entries [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	(498)		(1,017)		(557)
Interest expense	(498)		(1,017)		(731)
Net interest income					174
Provision for loan and lease losses					174
Total assets	$ (67,960)		$ (67,960)		$ (75,424)